LIQUIDITY RISKS AND OTHER UNCERTAINTIES (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 10, 2022	Sep. 30, 2022	Aug. 09, 2022	Jun. 10, 2022
Substantial Doubt About Going Concern Line Items
Accumulated deficit		$ 35.5
Threshold number of consecutive business days for calculating closing bid price per ads	30 days
ADS
Substantial Doubt About Going Concern Line Items
Minimum Stockholders' equity required for continued listing on The Nasdaq Capital Market	$ 2.5
Minimum closing bid price required per ADS.	$ 1.00			$ 1.00
2020 Notes
Substantial Doubt About Going Concern Line Items
Proceeds received			$ 16.8
Deferred Offering Costs			$ 14.9